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Berkshire Focus Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Berkshire Focus Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Berkshire Focus Fund Berkshire Focus Fund Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested	none
Redemption Fee (as a percentage of amount	2.00%
Wire Redemption Fee	$ 20.00
IRA Custodian Fee	$ 8.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Berkshire Focus Fund Berkshire Focus Fund Shares
Management Fee	1.50%
Other Expenses	0.44%
Total Annual Operating Expenses	1.94%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Berkshire Focus Fund | Berkshire Focus Fund Shares | USD ($)	197	609	1,047	2,264

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,535% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Berkshire Focus Fund is a “non-diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 40 common stocks (common stocks with holdings of 10 shares are not counted for this purpose), although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broad-based securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results. You can obtain updated performance information on our website at berkshirefunds.com, or by calling 1.877.526.0707.

CALENDAR YEAR TOTAL RETURNS

Best Quarter June 30, 2020 +41.84% Worst Quarter June 30, 2022 -43.06%
Average Annual Total Return (for periods ended 12/31/22)
Average Annual Total Returns - Berkshire Focus Fund	1 Year	5 Years	10 Years
Berkshire Focus Fund Shares	(65.06%)	0.49%	8.94%
Berkshire Focus Fund Shares | After Taxes on Distributions	(65.06%)	(3.48%)	5.22%
Berkshire Focus Fund Shares | After Taxes on Distributions and Sales	(38.52%)	0.87%	6.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	(6.86%)	8.38%	12.30%
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	(32.54%)	9.67%	14.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.